Derivatives - Currency Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency [Abstract]
Year-on-year foreign currency transaction effects, including hedging impact, gain (loss) impact on pre-tax income	$ (105)	$ (21)	$ 201